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                               SEMI-ANNUAL REPORT







 ==============================================================================


                                  Everest Funds


 ===============================================================================




                                  Everest3 Fund







                                 April 30, 2001


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                                TABLE OF CONTENTS



                                                                           Page
              Shareholder Letter...............................................1

              Schedule of Investments..........................................2

              Statement of Assets and Liabilities..............................3

              Statement of Operations..........................................4

              Statements of Changes in Net Assets..............................5

              Financial Highlights.............................................6

              Notes to the Financial Statements..............................7-9






                               NOTICE TO INVESTORS



     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
      Insurance Corporation, the Federal Reserve Board or any other agency.
       An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.


Dear Fellow Shareholders:

It is a privilege to write this first shareholder letter contained within the first semi-annual report of one of the first mutual fund, the Everest3 Fund, to invest exclusively in Exchange Traded Funds (ETFs). We welcome you to our fund - a fund designed to take advantage of the efficiencies of ETFs and provide you with professional management as well.

Since the birth of the Everest3 Fund on December 1, 2000, the markets have treated us very much like a doctor deals with a newborn baby: we were forced into a harsh new environment and then we got spanked!

Seriously, our first five months of existence have included some of the worst market conditions in recent memory. Our fund suffered along with the market, falling 8.40% from December 1, 2000 through April 30, 2001. The total return for 2001 (through April 30) is -6.15%. The accompanying table summarizes our results along with those of comparable benchmarks and a large cap peer group.


------------------------------- --------------------------- -------------------------------
Average Annual Total Returns    12/01/00* through 04/30/01  YTD 2001 (through 4/30/01)
------------------------------- --------------------------- -------------------------------
Everest3                                  -8.40%                      -6.15%
------------------------------- --------------------------- -------------------------------
Dow Jones Industrial Avg                  3.67%                        .01%
S&P 500 Index                             -4.54%                      -5.01%
NASDAQ 100 Index                         -25.97%                     -20.76%
------------------------------- --------------------------- -------------------------------
Lipper Large Cap Core Funds**             -5.19%                      -6.36%
------------------------------- --------------------------- -------------------------------

*    Commencement of Operations
** Represents the average of the 646 Funds comprising the Lipper Large Cap Core category as of 04/30/01.

Our decision to reduce our exposure to the NASDAQ 100 Index helped mitigate some of the damage caused as tech stocks continued to decline in value. At the same time, our returns benefited from our modest overweighing of the Dow Jones Industrials.

Looking forward, we continue to find valuations in the tech sector less attractive (albeit better than six months ago) than its large-cap and "old economy" counterparts. We are constantly reevaluating market conditions and will adjust our asset mix as circumstances warrant.

Meanwhile, we are excited about the prospects of the Everest3 Fund and look forward to growing with you as we invest together for the long-term.

Sincerely,

Vinod Gupta, Chairman                                         Tom Pflug
Douglas Larson, Chief Investmen Officer                       President
Everest Funds Management, LLC                                 Pflug Koory, LLC


Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most actively traded non-financial domestic and international issues listed on the NASDAQ Stock Market(R) based on market capitalization. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

This material is authorized for use only when preceded or accompanied by an effective prospectus. Please read the prospectus carefully before you invest or send money.

Quasar Distributors, LLC, Distributor, May 2001





                                                 Everest3 Fund
                                 Schedule of Investments as of April 30, 2001
                                                  (Unaudited)
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Unit Investment Trusts - 99.2%                       Shares         Market Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exchange Traded Funds
DIAMONDS Trust, Series (1)                            9,395     $      1,007,331
Nasdaq 100 Trust, Series (1)                         12,830              592,105
SPDR Trust, Series (1)                                8,815            1,101,082
--------------------------------------------------------------------------------
Total Investment Companies (Cost $2,858,239)                           2,700,518
--------------------------------------------------------------------------------
                                                    Principal
Short-Term Investments -  1.7%                       Amount
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Demand Notes

American Family Financial Services, Inc., 4.0858%    45,941               45,941

--------------------------------------------------------------------------------
Total Short-Term Investments (Cost $45,941)                               45,941
--------------------------------------------------------------------------------

Total Investments (Cost $2,904,181) -  100.9%                          2,746,459
--------------------------------------------------------------------------------
Liabilities less other Assets -  (0.9)%                                 (24,482)
--------------------------------------------------------------------------------
Total Net Assets - 100.0%                                         $    2,721,977

--------------------------------------------------------------------------------
Everest3 Fund
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)

ASSETS:
      Investments, at value (cost $2,904,180)                         $2,746,459
      Dividends and interest receivable                                      968
      Receivable from investment Adviser                                  43,890
                                                                       ---------
          Total Assets                                                 2,791,317

LIABILITIES:
      Accrued expenses                                                    69,340
                                                                       ---------
          Total Liabilities                                               69,340
                                                                       ---------
NET ASSETS                                                            $2,721,977
                                                                       =========
NET ASSETS CONSIST OF:
      Capital stock                                                   $2,874,144
      Net unrealized depreciation of investments                       (157,721)
      Accumulated net realized loss on investments                          (12)
      Undistributed net investment income                                 5,566
                                                                       ---------
          Total Net Assets                                            $2,721,977
                                                                       =========

Shares Outstanding (200,000,000 shares of $.001 par valued authorized)   297,039


NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE                                                        $    9.16
                                                                       =========

                     See Notes to the Financial Statements.


Everest3 Fund
STATEMENT OF OPERATIONS
APRIL 30, 2001 (UNAUDITED)

INVESTMENT INCOME:

      Dividend income                                                  $   5,992
      Interest income                                                      2,587
                                                                       ---------
          Total investment income                                          8,579
EXPENSES:

      Investment advisory fee                                              3,013
      Custodian and fund accounting fees                                  18,724
      Transfer agent and shareholder services fee                         12,382
      Professional fees                                                   13,892
      Administration fees                                                 24,009
      Printing and mailing expense                                         2,265
      Registration fees                                                    2,869
      Trustee fees and expenses                                              453
      Insurance expense                                                    4,983
                                                                       ---------
          Total expenses before waiver and reimbursement                 82,590
          Less: Waiver of expenses and reimbursement from Adviser       (79,577)
                                                                       ---------
             Net expenses                                                  3,013

NET INVESTMENT INCOME                                                      5,566
                                                                       ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
      Net realized loss on investments                                      (12)
      Change in unrealized appreciation (depreciation) on investments  (157,721)
                                                                       ---------
          Net realized and unrealized loss on investments              (157,733)
                                                                       ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  ($152,167)
                                                                       =========

                   See Notes to the Financial Statements.

Everest3 Fund
STATEMENT OF CHANGES IN NET ASSETS
                                                              For the period
                                                             December 1, 2000(1)
                                                              to April 30, 2001
                                                                 (Unaudited)

OPERATIONS:
      Net investment income                                        $       5,566
      Net realized loss on investments                                      (12)
      Change in unrealized appreciation (depreciation) on investments  (157,721)
                                                                       ---------
          Net decrease in net assets resulting from operations         (152,167)
                                                                       ---------

CAPITAL SHARE TRANSACTIONS:
      Shares sold                                                      2,874,144
      Shares issued to holders in reinvestment of dividends                    -
      Shares redeemed                                                          -
                                                                       ---------
          Net increase in net assets resulting from capital
          share transactions                                           2,874,144
                                                                       ---------
TOTAL INCREASE IN NET ASSETS                                           2,721,977

NET ASSETS:
      Beginning of year                                                        0
                                                                       ---------
      End of year                                                     $2,721,977

 (1)  Commencement of operations

                     See Notes to the Financial Statements.

Everest3 Fund
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                For the period
                                                             December 1, 2000(1)
                                                               to April 30, 2001
                                                                  (Unaudited)

PER SHARE DATA:
      Net asset value, beginning of period                            $10.00
      Income from investment operations:
         Net investment income                                          0.02
         Net realized and unrealized gain (loss) on investments        (0.86)
                                                                       ---------
            Total from investment operations                           (0.84)

      Less distributions:
         Dividends from net investment income                            ---
         Distributions from net realized gains                           ---
                                                                       ---------
            Total distributions                                         0.00
                                                                       ---------
      Net asset value, end of period                                   $9.16
                                                                      ==========

TOTAL RETURN                                                          (8.40%)(2)

SUPPLEMENTAL DATA AND RATIOS:
      Net assets, in thousands, end of period                            $2,722
      Ratios of net expenses to average net assets:                 0.50% (3)(4)
      Ratio of net investment income to average net assets:         0.92% (3)(4)
      Portfolio turnover rate                                       0.0%

(1)  Commencement of operations

(2)  Not annualized.

(3)  Computed on an annualized basis.

(4) Without expense reimbursements of $79,557 for the period December 1, 2000 to April 30, 2001, the ratio of operating expenses and net investment income(loss) to average net assets would have been 13.70% and (12.28)% respectively.


Everest3 Fund
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)

1.   Organization

Everest Funds (the "Trust") is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers one non-diversified portfolio to investors, the Everest3 Fund (the "Fund"). The investment objective of the Fund is long-term capital growth. The Fund commenced operations on December 1, 2000.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principals ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation - Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the "Adviser") in accordance with policies approved by the Fund's Board of Trustees. Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b) Organization Costs - Expenses in connection with the organization of the Fund were paid by the Adviser.

c) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

d) Federal Income and Excise Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

e) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts are amortized over the life of the security.


3.   Capital Share Transactions

Share transactions were as follows:
                                                   Period Ended
                                                   April 30, 2001
                                                   $                Shares
                  Shares sold                $ 2,874,145            297,039
                  Shares reinvested                -                      -
                  Shares redeemed                  -                      -
                                          ----------------     -----------------
                  Net increase               $ 2,874,145            297,039
                                          ================     -----------------

                  Shares outstanding:
                       Beginning of period                                 -
                                                                ----------------
                       End of period                                297,039
                                                                ===============

4.       Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the period ended April 30, 2001 were as follows:

                                                    Purchases Sales
                  U.S. Government    Other           U.S. Government   Other
                  ---------------  ---------       ------------------  --------

                           0       2,858,240                 0              0

At April 30, 2001, gross unrealized appreciation and depreciation of investment for tax purposes were as follows:

                           Unrealized appreciation            $12,396
                           Unrealized depreciation            (170,117)
                                                              ----------
Net unrealized depreciation on investments                   ($157,721)
                                                               =========

At April 30, 2001, the cost of investments for federal income tax purposes was $2,904,180.

5.   Investment Advisory and Other Agreements

The Trust has an agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.50% of the Fund's average daily net assets. The Adviser has contractually agreed, pursuant to the investment management agreement, dated November 3, 2000, to waive its fees and/or reimburse expenses to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.50% of the Fund's average daily net assets on an annual basis.

The Adviser has entered into a sub-advisory agreement with Pflug Koory, LLC, to assist in the day-to-day management and to provide other advisory services to the Fund. In exchange for its services, the sub-adviser is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.15% of the average daily net assets of the Fund. The sub-adviser fees are paid directly by the Adviser out of the Adviser's annual advisory fees.

Firstar Mutual Funds Services, LLC serves as transfer agent, fund administrator and fund accountant for the Trust. Firstar Bank, N.A. serves as custodian for the Fund. The Everest3 Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus.